Accounts payable	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Accounts payable
12.	Accounts payables
Accounts payables consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Accounts payables	4,025	3,009
Accrued liabilities	9,031	8,615

Total	13,056	11,624

Accrued liabilities classified within accounts payables mainly relate to outstanding invoices totaling €9.0 million and €8.6 million as of December 31, 2022 and 2021, respectively.